Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments carried at fair value	$ 2.0	$ 2.1
Tax equity investments	121.8	129.0
Equity-method investees	47.8	49.0
San Antonio Water System and other	26.8	27.4
Other long-term investments	196.4	205.4
Long-term investments	$ 198.4	$ 207.5